COMMITMENTS AND CONTINGENCIES - Other Matters (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loss Contingencies [Line Items]
Accrual for environmental loss contingencies, payments		$ 196.0	$ 211.0	$ 210.0
Petrobras
Loss Contingencies [Line Items]
Accrual for environmental loss contingencies, payments	$ 202.7